Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entities VIEs
Consolidated VIE assets and liabilities
December 31,	2011	2010
(Dollars in thousands)
Assets
Cash	$13,299	$1,673
Other current assets	3,719	323
Intangible assets	501,829	487,962
Property, plant and equipment	27,642	1,548
Other assets and deferred charges	3,612	—
Total assets	$550,101	$491,506

Liabilities
Current liabilities	$5,944	$95
Deferred liabilities and credits	5,481	—
Total liabilities	$11,425	$95